PRINCIPAL ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥) $ / ¥	Jan. 01, 2020 CNY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange rate | $ / ¥				6.5250	6.5250
Number of reporting units | item	1
Goodwill impairment loss	¥ 0	¥ 0	¥ 0
Impairment charges of equity investments			2,000
Impairment lossess to write off the loan receivable			3,432
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Revenue, Remaining Performance Obligation, Optional Exemption, Variable Consideration [true false]	true
Advertising and marketing expenses	¥ 247,858	133,669	118,829
Service period for Options and restricted share units granted to employees, including directors	4 years
Lease, Practical Expedients, Package [true false]	true
ROU asset				$ 16,417	¥ 107,120
Operating lease liability					111,262
Operating Leases, Rent Expense, Net		58,713	40,519
Operating Lease, Cost	¥ 47,915
Short-term Lease, Cost	13,548
Sublease income		13,108	2,814
Sublease Income	¥ 16,086
Government grants		¥ 72,660	¥ 18,822		¥ 58,520
Number of operating segment | segment	1
ASU 2016-02
Significant Accounting Policies [Line Items]
ROU asset						¥ 125,010
Operating lease liability						¥ 130,127